Debt 3.50% Convertible Senior Debentures Due 2044 (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Long-term Debt, Gross	$ 2,500,434,000	$ 2,473,927,000
Current Fiscal Year End Date	--12-31
3.5% Convertible senior subordinated debt [Domain]
Long-term Debt, Gross	424,250,000	0
Debt Instrument, Interest Rate, Stated Percentage	3.50%
Convertible Debt, initial conversion rate	14.2857
Debt Instrument, Convertible, Conversion Price	$ 70
Deferred Finance Costs, Gross	$ 2,900,000